Share-Based Payments - Summary of Granted Warrants, Options and Share Awards (Details)	12 Months Ended
	Dec. 31, 2022 Option EquityInstruments kr / shares	Dec. 31, 2021 Option EquityInstruments kr / shares	Dec. 31, 2020 EquityInstruments Option
Number of Shares
Options Outstanding | EquityInstruments	3,952,166	2,289,000	1,089,000
End balance | EquityInstruments	3,952,166	2,289,000
Options
Number of Shares
Options Outstanding | Option	3,952,166	2,289,000	1,089,000
Granted | Option	1,751,000	1,331,000
Forfeited | Option	(87,834)	(131,000)
End balance | Option	3,952,166	2,289,000
Weighted Average Exercise Prices
Beginning balance	kr 128.18	kr 120.94
Granted	94.33	133.48
Forfeited	133.33	121.78
End balance	kr 113.07	kr 128.18
Share Awards
Number of Shares
Options Outstanding | Option	94,878	109,738	82,770
Granted | Option	40,706	26,968
Forfeited | Option	(4,167)
Exercised | Option	(51,399)
End balance | Option	94,878	109,738
Weighted average share price at the date of exercise	102.06
Weighted Average Exercise Prices
Beginning balance	kr 0	kr 0
Granted	0	0
Forfeited	0	0
Exercised	0
End balance	0	kr 0
Weighted average share price at the date of exercise	kr 0
Warrants
Number of Shares
Options Outstanding | Option		1,279,086	1,279,086
Exercised | Option	(1,279,086)
End balance | Option		1,279,086
Weighted average share price at the date of exercise	91.45
Weighted Average Exercise Prices
Beginning balance	kr 74.37	kr 74.37
Granted	0	0
Forfeited	0	0
Exercised	74.37
End balance	0	kr 74.37
Weighted average share price at the date of exercise	kr 0